PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	$ 3,379.0
Balance at the end of the year	3,153.0	$ 3,379.0
Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	8,976.8	8,516.8
Additions	446.2	501.3
Net change in additions financed with non-cash balances	(64.8)	(15.4)
Reclassification		72.5
Retirement, disposals and other	(184.1)	(98.4)
Balance at the end of the year	9,174.1	8,976.8
Accumulated amortization and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(5,597.8)	(5,087.8)
Depreciation	620.5	596.4
Retirement, disposals and other	197.2	86.4
Balance at the end of the year	(6,021.1)	(5,597.8)
Government credit receivable on property, plant and equipment	36.7
Land, buildings and leasehold improvements
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	323.2
Balance at the end of the year	332.8	323.2
Land, buildings and leasehold improvements | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	567.3	544.4
Additions	13.0	22.5
Net change in additions financed with non-cash balances		0.5
Reclassification	2.3	3.4
Retirement, disposals and other	13.7	(3.5)
Balance at the end of the year	596.3	567.3
Land, buildings and leasehold improvements | Accumulated amortization and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(244.1)	(226.4)
Depreciation	20.0	20.1
Retirement, disposals and other	0.6	2.4
Balance at the end of the year	(263.5)	(244.1)
Machinery and equipment
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	501.6
Balance at the end of the year	363.3	501.6
Machinery and equipment | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	1,985.3	1,872.2
Additions	66.5	107.8
Net change in additions financed with non-cash balances	1.4	(6.0)
Reclassification	(57.4)	86.0
Retirement, disposals and other	31.0	(74.7)
Balance at the end of the year	2,026.8	1,985.3
Machinery and equipment | Accumulated amortization and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(1,483.7)	(1,379.9)
Depreciation	145.7	174.0
Retirement, disposals and other	(34.1)	70.2
Balance at the end of the year	(1,663.5)	(1,483.7)
Telecommunication networks
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	2,457.2
Balance at the end of the year	2,362.1	2,457.2
Telecommunication networks | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	6,327.2	6,009.2
Additions	230.3	252.5
Net change in additions financed with non-cash balances	(57.0)	(5.4)
Reclassification	184.5	88.8
Retirement, disposals and other	(228.8)	(17.9)
Balance at the end of the year	6,456.2	6,327.2
Telecommunication networks | Accumulated amortization and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(3,870.0)	(3,481.5)
Depreciation	454.8	402.3
Retirement, disposals and other	230.7	13.8
Balance at the end of the year	(4,094.1)	(3,870.0)
Telecommunication networks, component
Changes in the net carrying amount of property, plant and equipment
Increase in depreciation	24.0
Projects under development
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	97.0
Balance at the end of the year	94.8	97.0
Projects under development | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	97.0	91.0
Additions	136.4	118.5
Net change in additions financed with non-cash balances	(9.2)	(4.5)
Reclassification	(129.4)	(105.7)
Retirement, disposals and other		(2.3)
Balance at the end of the year	$ 94.8	$ 97.0